Statutory Financial Information and Dividend Limitations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statutory Accounting Practices [Line Items]
Statutory net income	$ 8.5	$ 8.6	$ 8.7
Statutory capital and surplus	323.9	319.5
Maximum dividends company can pay during 2013 without regulatory approval	32.4
Unassigned surplus	$ 150.7